Advances repayable - Certain Terms and Conditions for Recoverable Cash Advances (Detail)	12 Months Ended
Dec. 31, 2017
5160 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/05-30/04/08
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	0.18%
Turnover-independant reimbursement	Consolidated with 6363
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	N/A
5731 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/08-31/10/09
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	0.18%
Turnover-independant reimbursement	Consolidated with 6363
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	N/A
5914 [member]
Disclosure of financial liabilities [line items]
Research phase	01/09/08-30/06/11
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	5.00%
Turnover-independant reimbursement	€30k in 2012 and €70k each year after
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	10% with a minimum of 100/Y
5915 [member]
Disclosure of financial liabilities [line items]
Research phase	01/08/08-30/04/11
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	5.00%
Turnover-independant reimbursement	€40k in 2012 and €70k each year after
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	10% with a minimum of 100/Y
5951 [member]
Disclosure of financial liabilities [line items]
Research phase	01/09/08-31/12/14
Percentage of total project costs	70.00%
Turnover- dependent reimbursment	5.00%
Turnover-independant reimbursement	€100k in 2014 and €150k each year after
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	10% with a minimum of 200/Y
6003 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/09-30/09/11
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.18%
Turnover-independant reimbursement	Consolidated with 6363
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	N/A
6230 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/10-31/03/12
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.18%
Turnover-independant reimbursement	Consolidated with 6363
Interest rate accrual	N/A
Amount due in case of licensing (per year) resp.Sale	N/A
6363 [member]
Disclosure of financial liabilities [line items]
Research phase	01/03/10-30/06/12
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.18%
Turnover-independant reimbursement	From €103k to €514k starting in 2013 until 30% of advance is reached
Interest rate accrual	Starting on 01/01/13
Amount due in case of licensing (per year) resp.Sale	N/A
6548 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/11-31/03/13
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.01%
Turnover-independant reimbursement	From €15k to €29k starting in 2014 until 30% of advance is reached
Interest rate accrual	Starting on 01/10/13
Amount due in case of licensing (per year) resp.Sale	N/A
6633 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/11-30/11/12
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.27%
Turnover-independant reimbursement	From €10k to €51k starting in 2013 until 30% of advance is reached
Interest rate accrual	Starting on 01/06/13
Amount due in case of licensing (per year) resp.Sale	N/A
6646 [member]
Disclosure of financial liabilities [line items]
Research phase	01/05/11-30/06/15
Percentage of total project costs	60.00%
Turnover- dependent reimbursment	0.01%
Turnover-independant reimbursement	From €12k to €60k starting in 2015 until 30% of advance is reached
Interest rate accrual	Starting on 01/01/16
Amount due in case of licensing (per year) resp.Sale	N/A
7027 [member]
Disclosure of financial liabilities [line items]
Research phase	01/11/12-31/10/14
Percentage of total project costs	50.00%
Turnover- dependent reimbursment	0.33%
Turnover-independant reimbursement	From €25k to €125k starting in 2015 until 30% of advance is reached
Interest rate accrual	Starting on 01/01/15
Amount due in case of licensing (per year) resp.Sale	N/A
7246 [member]
Disclosure of financial liabilities [line items]
Research phase	01/01/14-31/12/16
Percentage of total project costs	50.00%
Turnover- dependent reimbursment	5.00%
Turnover-independant reimbursement	From €30k to €148k starting in 2017 until 30% of advance is reached.
Interest rate accrual	Starting in 2017
Amount due in case of licensing (per year) resp.Sale	N/A
7502 [member]
Disclosure of financial liabilities [line items]
Research phase	01/12/15-30/11/18
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.19%
Turnover-independant reimbursement	From €20k to €50k starting in 2019 until 30% is reached.
Interest rate accrual	Starting 2019
Amount due in case of licensing (per year) resp.Sale	N/A
7685 [member]
Disclosure of financial liabilities [line items]
Research phase	1/01/2017-31/12/2019
Percentage of total project costs	45.00%
Turnover- dependent reimbursment	0.33%
Turnover-independant reimbursement	From €35k to €70k starting in 2019 until 30% is reached.
Interest rate accrual	Starting 2020
Amount due in case of licensing (per year) resp.Sale	N/A